Background, Basis of Presentation, and Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Background, Basis of Presentation, and Going Concern [Abstract]
BACKGROUND, BASIS OF PRESENTATION, AND GOING CONCERN:

1. BACKGROUND, BASIS OF PRESENTATION, AND GOING CONCERN:

Background

Global Photonic Energy Corporation (“GPEC”) was incorporated in Pennsylvania on February 7, 1994. The Company is organized to fund, develop, commercialize and license advanced configuration solar technologies which enable unique thin-film solar cell implementations with industry-leading efficiencies, light weight, flexibility, and low total system cost .The Company intends to enter into licensing arrangements and other strategic alliances for the development, manufacture and marketing of products utilizing this technology.

The technology is targeted at, but not limited to, certain broad solar power applications that require high power conversion efficiency, flexibility, and light weight. Laboratory feasibility prototypes have been developed that successfully demonstrate key building block principles for these technology application areas.

Universal Technology Systems Corp. (“UTCH”) was incorporated in Florida on January 28, 2013.

Global Photonic Energy Corporation merged with NanoFlex Power Corporation (formerly, Universal Technology Systems Corp., “we,” “our” or the “Company”) in a share exchange transaction recorded as a reverse merger on September 24, 2013.

Basis or Presentation

The accompanying unaudited interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America, pursuant to the rules and regulations of the Securities and Exchange Commission.  Certain information and footnote disclosures have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, the accompanying condensed consolidated financial statements include normal recurring adjustments that are necessary for a fair presentation of the results for the interim periods presented. These condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements and notes thereto for the fiscal year ended December 31, 2014 included in our Annual Report on Form 10-K. The results of operations for the three months ended March 31, 2015 are not necessarily indicative of results to be expected for the full fiscal year or any other periods.

The preparation of the condensed consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make a number of estimates and judgments that affect the reported amounts of assets, liabilities, expenses, and related disclosures. Actual results may differ from these estimates.

Going Concern

The Company has not generated revenues to date.  The Company has a working capital deficit of $6,033,142 and an accumulated deficit of $179,687,023 as of March 31, 2015.  The ability of the Company to continue as a going concern is dependent on raising capital to fund ongoing operations and carry out its business plan and ultimately to attain profitable operations.  Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence. To date, the Company has funded its initial operations primarily by way of the sale of equity securities, convertible note financing, short term financing from private parties, and advances from related parties.

Note 1: Background, Basis of Presentation:

Background

Global Photonic Energy Corporation (“GPEC”) was incorporated in Pennsylvania on February 7, 1994. The Company is a development stage company organized to fund, develop and commercialize photonic energy conversion technologies utilizing organic semiconductor-based solar cells. The Company intends to enter into licensing arrangements and other strategic alliances for the development, manufacture and marketing of products utilizing this technology.

The technology is targeted at certain broad applications including 1) mobile electronic device power, 2) electric vehicle (EV) charging or “power paint”, 3) semi-transparent solar power generating windows or glazing and 4) traditional off-grid and grid-connected solar power generation. Laboratory feasibility prototypes have been developed that successfully demonstrate key building block principles for these technology application areas.

Universal Technology Systems Corp. (“UTCH”) was incorporated in Florida on January 28, 2013.

Global Photonic Energy Corporation merged with NanoFlex Power Corporation (formerly, Universal Technology Systems Corp., “we”, “our” or the “Company”) in a share exchange transaction recorded as a reverse merger on September 24, 2013.  The Company is organized to fund, develop and commercialize photonic energy conversion technologies utilizing organic semiconductor-based solar cells.  The Company intends to enter into licensing arrangements and other strategic alliances for the development, manufacture and marketing of products utilizing this technology. The Company is devoting substantially all of its present efforts to establishing a new business.

Basis or Presentation

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, we evaluate our estimates, including those related to revenue recognition, income taxes, inventory, long lived assets and contingencies. These estimates are based on management’s best knowledge of current events, historical experience, actions that we may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. As a result, actual results could differ materially from these estimates and assumptions.

Effective September 22, 2013, UTCH affected a 1.2-for-1 forward split of the outstanding common stock of the Company, par value $.0001.  All references to UTCH common stock have been retroactively restated to reflect the effect of the forward split.

Merger

On September 24, 2013, UTCH entered into a stock exchange agreement with GPEC and the shareholders of UTCH. Pursuant to the Share Exchange Agreement, UTCH issued 15,500,640 shares of its common stock, representing no less than 80% of the total issued and outstanding common stock of UTCH, to the shareholders of GPEC in exchange for 100% of the issued and outstanding capital stock of GPEC (the “Merger”). As a result of this transaction, GPEC became UTCH wholly-owned subsidiary, and UTCH acquired the business and operations of GPEC.

For accounting purposes, this transaction was accounted for as a reverse merger and has been treated as a recapitalization of UTCH, where GPEC is considered the accounting acquirer, and the financial statements of the accounting acquirer became the financial statements of the registrant. The Company did not recognize goodwill or any intangible assets in connection with the transaction. Additionally all assets and liabilities of the Company were transferred to GPEC .The historical consolidated financial statements include the operations of the accounting acquirer for all periods presented.

At the Closing, there were GPEC common shares of 77,503,198 , warrants of 9,586,416,  options of 525,000 and 5,255 series A Preferred convertible stock issued and outstanding.  As part of the Merger, GPEC shareholders of the Company as of September 24, 2013 received 1 common share of UTCH, Inc. for each 5 common shares, warrants, options and 1,100 common shares for each series A Preferred convertible stock owned of GPEC.

Pursuant to the terms and conditions of the issued and outstanding 5,255 Series A Preferred of GPEC and the GPEC Bridge Notes of $11,433,200, UTCH issued to the holders of Series A Preferred: (i) a total of 5,780,500 shares of UTCH Common Stock and (ii) warrants to purchase a total of 5,780,500 shares of UTCH Common Stock and also issued to holders of the GPEC Bridge Notes: (i) a total of 11,433,200 shares of UTCH Common Stock and (ii) warrants to purchase a total of 11,433,200 shares of UTCH Common Stock, as a result of the automatic conversion of such  Series A Preferred and GPEC Bridge Notes.

In addition, as of the Closing Date, there were issued and outstanding: (i) warrants to purchase an aggregate of 1,917,283 shares of GPEC Common Stock (“GPEC Warrants”) and (ii) options to purchase an aggregate of 105,000 shares of GPEC Common Stock (“GPEC Options).

Sponsored Research Agreement

Research and development of the Technology is being conducted at the University of Southern California (“USC”) and, on a subcontractor basis, at the University of Michigan, beginning 2006 and currently under a 5-year Sponsored Research Agreement dated May 1, 2009.  During this period, the Company has agreed to pay USC up to $6,338,341 for work to be performed.  On December 20, 2013, the Company entered into a Research Agreement with USC (“2013 Research Agreement”) to amend and replace the 2009 Research Agreement to continue the sponsored research at USC and Michigan from February 1, 2014 through January 31, 2021. On the same day, they have also entered into a Third Amendment to the License Agreement which renews and extends the License Agreement by and between USC, Michigan, Princeton and GPEC (“Third Amendment to License Agreement”). GPEC assigned to the Company and the Company assumed all the rights and obligations under both the 2013 Research Agreement and the Third Amendment to License Agreement.

License Agreement

The Company possesses an exclusive worldwide license and the right to sublicense any and all inventions and intellectual property resulting from the Company’s research agreements.  Royalties due under the agreement are 3% of revenues from sublicensing technology and 23% of revenues from any patent rights lawsuit proceeds.  Minimum royalties are as follows:

Years ending December 31,
2015	40,000
2016	50,000
2017	65,000
2018	75,000
2019	100,000
2020 and thereafter	100,000